Non-controlling Interests - Summary of Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Receivables (current)	$ 44	$ 7,051
Sales taxes receivable	863	774
Total equity (negative equity)	(94,934)	63,146	$ (143,431)	$ (159,343)
Attributable to non-controlling interests	7,255	6,542
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Receivables (current)	9
Capital and intangible assets (long-term)	156	351	398
Trade and other payables (current)	(748)	(613)	(417)
Intercompany loans and lease inducements and obligations (long-term)	(15,956)	(15,672)	(15,003)
Total equity (negative equity)	(16,539)	(15,934)	(15,022)
Attributable to non-controlling interests	$ (7,255)	$ (6,542)	(5,901)
NantPro
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Capital and intangible assets (long-term)			141,025
Total equity (negative equity)			141,025
Attributable to non-controlling interests			38,070
PBP
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Sales taxes receivable			13,250
Capital and intangible assets (long-term)			20,427
Trade and other payables (current)			(6,965)
Intercompany loans and lease inducements and obligations (long-term)			(120,789)
Total equity (negative equity)			(94,077)
Attributable to non-controlling interests			$ (10,722)